Annual Fund Operating Expenses - DF Tactical 30 ETF - DF Tactical 30 ETF	Oct. 23, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.69%